Pensions and Other Post Retirement Benefits	12 Months Ended
Dec. 31, 2022
Pensions and Other Post Retirement Benefits
Pensions and Other Post Retirement Benefits

23. Pensions and Other Post-Retirement Benefits

The company’s defined benefit pension plans provide pension benefits at retirement based on years of service and final average earnings (if applicable). These obligations are met through funded registered retirement plans and through unregistered supplementary pensions that are funded through retirement compensation arrangements, and/or paid directly to recipients. The company’s contributions to the funded plans are deposited with independent trustees who act as custodians of the plans’ assets, as well as the disbursing agents of the benefits to recipients. Plan assets are managed by a pension committee on behalf of beneficiaries. The committee retains independent managers and advisors.

Asset-liability matching studies are performed by a third-party consultant to set the asset mix by quantifying the risk-and-return characteristics of possible asset mix strategies. Investment and contribution policies are integrated within this study, and areas of focus include asset mix as well as interest rate sensitivity.

Funding of the registered retirement plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada and the U.K., and every year in the United States and Germany. The most recent valuations for the registered Canadian plans and U.K. plans were performed as at December 31, 2022. The company uses a measurement date of December 31 to value the plan assets and remeasure the accrued benefit obligation for accounting purposes.

The company’s other post-retirement benefits programs are unfunded and include certain health care and life insurance benefits provided to retired employees and eligible surviving dependants.

The company reports its share of Syncrude’s defined benefit and defined contribution pension plans and Syncrude’s other post-retirement benefits plan.

The company also provides a number of defined contribution plans, including a U.S. 401(k) savings plan, that provide for an annual contribution of 5% to 11.5% of each participating employee’s pensionable earnings.

Defined Benefit Obligations and Funded Status

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2022	2021	2022	2021
Change in benefit obligation
Benefit obligation at beginning of year	8 303	8 682	672	690
Current service costs	263	302	19	19
Plan participants’ contributions	17	17	-	-
Benefits paid	(367)	(350)	(28)	(27)
Interest costs	246	222	20	18
Foreign exchange	(2)	(6)	-	-
Settlements	10	11	-	-
Actuarial remeasurement:
Experience (gain) loss arising on plan liabilities	(86)	(1)	3	(1)
Actuarial gain arising from changes in demographic assumptions	-	(2)	-	-
Actuarial gain arising from changes in financial assumptions	(2 229)	(572)	(167)	(27)
Benefit obligation at end of year	6 155	8 303	519	672

Change in plan assets
Fair value of plan assets at beginning of year	7 701	7 305	-	-
Employer contributions	61	(11)	-	-
Plan participants’ contributions	17	17	-	-
Benefits paid	(347)	(325)	-	-
Foreign exchange	(4)	(5)	-	-
Settlements	10	11	-	-
Administrative costs	(2)	(2)	-	-
Income on plan assets	225	181	-	-
Actuarial remeasurement:
Return on plan assets greater / (less) than discount rate	(1 190)	530	-	-
Fair value of plan assets at end of year	6 471	7 701	-	-

Effect of the asset ceiling	187	-	-	-
Net surplus / (unfunded obligation) at end of year	129	(602)	(519)	(672)

The defined benefit asset (liability) is included as follows in the Consolidated Balance Sheet:

	December 31	December 31
($ millions)	2022	2021
Amounts charged to
Other assets (note 19)	212	-
Accounts payable and accrued liabilities	(38)	(67)
Other long-term liabilities (note 22)	(564)	(1 207)
	(390)	(1 274)

In June 2020, the Government of Alberta issued an amendment to the Employment Pension Plans Regulation to provide additional forms of relief to administrators of Alberta-registered pension plans. The company was approved for funding relief starting in late 2020 for both the defined benefit plan and the defined contribution plan based on funding levels in the defined benefit plan. In 2021, employer contributions reflect the contribution holiday and a transfer of funds from the defined benefit plan to the defined contribution plan, with the company resuming cash contributions near the end of 2021. In 2022, upon filing of the new actuarial funding valuations, the company entered into another contribution holiday for the defined benefit plans with the company anticipating to fully resume cash contributions in 2024.

Of the total net obligations as at December 31, 2022, 96% relates to Canadian pension plans and other post-retirement benefits obligation (December 31, 2021 – 98%). The weighted average duration of the defined benefit obligation under the Canadian pension plans and other post-retirement plans is 16.4 years (2021 – 15.1 years).

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2022	2021	2022	2021
Analysis of amount charged to earnings:
Current service costs	263	302	19	19
Interest costs	21	41	20	18
Defined benefit plans expense	284	343	39	37
Defined contribution plans expense	95	94	-	-
Total benefit plans expense charged to earnings	379	437	39	37

Components of defined benefit costs recognized in Other Comprehensive Income:

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2022	2021	2022	2021

Actuarial (gain) / loss arising from changes in experience	(86)	(1)	3	(1)
Actuarial gain arising from changes in financial assumptions	(2 229)	(572)	(167)	(27)
Actuarial gain arising from changes in demographic assumptions	-	(2)	-	-
Benefit Obligation gains	(2 315)	(575)	(164)	(28)
Return on plan assets (greater) / less than discount rate (excluding amounts included in net interest expense)	1 190	(530)	-	-
Effect of the asset ceiling	187	-	-	-
Plan assets loss / (gain)	1 377	(530)	-	-
Actuarial gain recognized in other comprehensive income	(938)	(1 105)	(164)	(28)

Actuarial Assumptions

The cost of the defined benefit pension plans and other post-retirement benefits received by employees is actuarially determined using the projected unit credit method of valuation that includes employee service to date and present pay levels, as well as the projection of salaries and service to retirement.

The significant weighted average actuarial assumptions were as follows:

			Other
			Post-Retirement
	Pension Benefits		Benefits
	December 31	December 31	December 31	December 31
(%)	2022	2021	2022	2021
Discount rate	5.10	2.90	5.10	2.90
Rate of compensation increase	3.00	3.00	3.00	3.00

The discount rate assumption is based on the interest rate on high-quality bonds with maturity terms equivalent to the benefit obligations.

The defined benefit obligation reflects the best estimate of the mortality of plan participants both during and after their employment. The mortality assumption is based on a standard mortality table adjusted for actual experience over the past five years.

In order to measure the expected cost of other post-retirement benefits, it was assumed that the health care costs would increase annually by 5%.

Assumed discount rates and health care cost trend rates may have a significant effect on the amounts reported for pensions and other post-retirement benefits obligations for the company’s Canadian plans. A change of these assumptions would have the following effects:

	Pension Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the aggregate service and interest costs	(25)	32
Effect on the benefit obligations	(693)	871

	Other
	Post-Retirement
	Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the benefit obligations	(53)	64
1% change in health care cost
Effect on the aggregate service and interest costs	1	(1)
Effect on the benefit obligations	27	(23)

Plan Assets and Investment Objectives

The company’s long-term investment objective is to secure the defined pension benefits while managing the variability and level of its contributions. The portfolio is rebalanced periodically, as required, to the plans’ target asset allocation as prescribed in the Statement of Investment Policies and Procedures approved by the Board of Directors. Plan assets are restricted to those permitted by legislation, where applicable. Investments are made through pooled, mutual, segregated or exchange traded funds.

The company’s weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2022	2021
Equities	52	48
Fixed income	27	38
Plan assets, comprised of:
– Real Estate	21	14
Total	100	100

Equity securities do not include any direct investments in Suncor shares. The fair value of equity and fixed income securities is based on the trading price of the underlying fund. The fair value of real estate investments is based on independent third-party appraisals.